Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2018
Pension and other post-retirement benefits
26 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans.
> Refer to “Note 30 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2017 for further information.
The Group expects to contribute CHF 432 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2018. As of the end of 2Q18, CHF 251 million of contributions have been made.
Components of net periodic benefit costs
in	2Q18	1Q18	2Q17	6M18	6M17
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	65	65	67	130	133
Interest costs on benefit obligation	39	39	36	78	73
Expected return on plan assets	(150)	(149)	(151)	(299)	(303)
Amortization of recognized prior service cost/(credit)	(31)	(32)	(33)	(63)	(65)
Amortization of recognized actuarial losses	90	89	100	179	201
Settlement losses/(gains)	0	(1)	0	(1)	(1)
Curtailment losses/(gains)	(6)	(7)	(8)	(13)	(26)
Special termination benefits	10	7	4	17	4
Net periodic benefit costs	17	11	15	28	16
Service costs on benefit obligation are reflected in compensation and benefits and restructuring expenses. Other components of net periodic benefit costs are reflected in general and administrative expenses and restructuring expenses.

Bank
Pension and other post-retirement benefits
25 Pension and other post-retirement benefits
> Refer to “Note 29 – Pension and other post-retirement benefits” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2017 for further information.
The Bank expects to contribute CHF 27 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2018. As of the end of 6M18, CHF 14 million of contributions had been made.
Components of net periodic benefit costs
in	6M18	6M17
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	8	11
Interest costs on benefit obligation	47	48
Expected return on plan assets	(58)	(66)
Amortization of recognized actuarial losses	26	31
Curtailment losses/(gains)	0	(5)
Net periodic benefit costs	23	19
Service costs on benefit obligation are reflected in compensation and benefits and restructuring expenses. Other components of net periodic benefit costs are reflected in general and administrative expenses and restructuring expenses.